(33) FINANCIAL INSTRUMENTS (Details 6 ) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Financial liabilities	R$ 29,019,225
Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	4,586,608
1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	1,568,367
3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	4,500,694
1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	10,720,623
4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	3,530,892
More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	4,112,041
Liquidity Risk [Member] | Trade payables [Member]
Statement Line Items [Line Items]
Financial liabilities	3,676,787
Liquidity Risk [Member] | Trade payables [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	3,524,624
Liquidity Risk [Member] | Trade payables [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	16,307
Liquidity Risk [Member] | Trade payables [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	7,418
Liquidity Risk [Member] | Trade payables [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Trade payables [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Trade payables [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	R$ 128,438
Liquidity Risk [Member] | Borrowings - principal and interest [Member]
Statement Line Items [Line Items]
Weighted average interest rates	7.95%
Financial liabilities	R$ 13,362,247
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	336,255
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	947,051
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	2,904,702
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	5,267,176
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	1,485,520
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	2,421,543
Liquidity Risk [Member] | Derivatives [Member]
Statement Line Items [Line Items]
Financial liabilities	106,781
Liquidity Risk [Member] | Derivatives [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	39
Liquidity Risk [Member] | Derivatives [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	523
Liquidity Risk [Member] | Derivatives [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	14,160
Liquidity Risk [Member] | Derivatives [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	32,258
Liquidity Risk [Member] | Derivatives [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	59,801
Liquidity Risk [Member] | Derivatives [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	R$ 0
Liquidity Risk [Member] | Debentures - principal and interest [Member]
Statement Line Items [Line Items]
Weighted average interest rates	7.83%
Financial liabilities	R$ 10,790,317
Liquidity Risk [Member] | Debentures - principal and interest [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	35,930
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	544,995
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	1,541,223
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	5,378,610
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	1,938,783
Liquidity Risk [Member] | Debentures - principal and interest [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	1,350,776
Liquidity Risk [Member] | Regulatory charges [Member]
Statement Line Items [Line Items]
Financial liabilities	581,600
Liquidity Risk [Member] | Regulatory charges [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	581,600
Liquidity Risk [Member] | Regulatory charges [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Regulatory charges [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Regulatory charges [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Regulatory charges [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Regulatory charges [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	R$ 0
Liquidity Risk [Member] | Use of public asset [Member]
Statement Line Items [Line Items]
Weighted average interest rates	9.24%
Financial liabilities	R$ 258,357
Liquidity Risk [Member] | Use of public asset [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	1,645
Liquidity Risk [Member] | Use of public asset [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	3,305
Liquidity Risk [Member] | Use of public asset [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	14,979
Liquidity Risk [Member] | Use of public asset [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	42,579
Liquidity Risk [Member] | Use of public asset [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	46,788
Liquidity Risk [Member] | Use of public asset [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	149,061
Liquidity Risk [Member] | Others [Member]
Statement Line Items [Line Items]
Financial liabilities	243,136
Liquidity Risk [Member] | Others [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	106,515
Liquidity Risk [Member] | Others [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	56,186
Liquidity Risk [Member] | Others [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	18,212
Liquidity Risk [Member] | Others [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Others [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Others [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	62,223
Liquidity Risk [Member] | Consumers and concessionaires [Member]
Statement Line Items [Line Items]
Financial liabilities	137,541
Liquidity Risk [Member] | Consumers and concessionaires [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	60,298
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	25,844
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	6,926
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Consumers and concessionaires [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	44,473
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member]
Statement Line Items [Line Items]
Financial liabilities	15,361
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	849
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	3,226
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	11,286
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member]
Statement Line Items [Line Items]
Financial liabilities	72,484
Liquidity Risk [Member] | Collections agreement [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	45,368
Liquidity Risk [Member] | Collections agreement [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	27,116
Liquidity Risk [Member] | Collections agreement [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Reversal fund [Member]
Statement Line Items [Line Items]
Financial liabilities	17,750
Liquidity Risk [Member] | Reversal fund [Member] | Less than 1 Month [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Reversal fund [Member] | 1-3 Months [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Reversal fund [Member] | 3 Months To 1 Year [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Reversal fund [Member] | 1-3 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Reversal fund [Member] | 4-5 Years [Member]
Statement Line Items [Line Items]
Financial liabilities	0
Liquidity Risk [Member] | Reversal fund [Member] | More than 5 years [Member]
Statement Line Items [Line Items]
Financial liabilities	R$ 17,750